9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	$ 135,880	$ 120,000	$ 143,560
Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	7,940		17,670
Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	3,970		11,780
Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	11,910		17,670
Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	3,970		11,780
John Wilson Director
Related Party Transaction, Amounts of Transaction	3,970		11,780
Geoff Chater Director
Related Party Transaction, Amounts of Transaction			26,380
Short-term employee benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	120,000	120,000	120,000
Short-term employee benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0		0
Short-term employee benefits | Geoff Chater Director
Related Party Transaction, Amounts of Transaction			0
Post- employment benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Post- employment benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0		0
Post- employment benefits | Geoff Chater Director
Related Party Transaction, Amounts of Transaction			0
Other long- term benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Other long- term benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0		0
Other long- term benefits | Geoff Chater Director
Related Party Transaction, Amounts of Transaction			0
Termination benefits | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	0	0	0
Termination benefits | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | John Wilson Director
Related Party Transaction, Amounts of Transaction	0		0
Termination benefits | Geoff Chater Director
Related Party Transaction, Amounts of Transaction			0
Share-based payments | Jason Weber Chief Executive Officer, Director
Related Party Transaction, Amounts of Transaction	15,880	$ 0	23,560
Share-based payments | Winnie Wong Chief Financial Officer
Related Party Transaction, Amounts of Transaction	7,940		17,670
Share-based payments | Marc G. Blythe Director
Related Party Transaction, Amounts of Transaction	3,970		11,780
Share-based payments | Mark T. Brown, Director
Related Party Transaction, Amounts of Transaction	11,910		17,670
Share-based payments | Craig Lindsay Director
Related Party Transaction, Amounts of Transaction	3,970		11,780
Share-based payments | John Wilson Director
Related Party Transaction, Amounts of Transaction	$ 3,970		11,780
Share-based payments | Geoff Chater Director
Related Party Transaction, Amounts of Transaction			$ 26,380